STOCKHOLDERS EQUITY (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of the Fair Value of the Warrants
The Black-Scholes valuation model was used to estimate the fair value of the warrants with the following assumptions:

December 31, 2024
Volatility	166.0%
Expected term in years	2.5
Dividend rate	0.0%
Risk-free interest rate	4.26%
The Black-Scholes option-pricing model was used to estimate the fair value of the Series B-1 Common and Series B-2 Common Warrants with the following weighted-average assumptions:

Volatility	156.3%
Expected term in years	1.63
Dividend rate	0.0%
Risk-free interest rate	4.65%
The Black-Scholes option-pricing model was used to estimate the fair value of the Series C-1 Common
Warrants, the Series C-2 Common Warrants, and the Placement Agent Warrants with the following weighted-average assumptions:

Volatility	159.1%
Expected term in years	1.65
Dividend rate	0.0%
Risk-free interest rate	4.92%
The Black-Scholes option-pricing model was used to estimate the fair value of the Series D-1 Common Warrants, the Series D-2 Common Warrants, and the October 2024 PA Warrants with the following weighted-average assumptions:

Volatility	174.4%
Expected term in years	1.65
Dividend rate	0.0%
Risk-free interest rate	4.16%
The Company determined that the amount paid for the April 2025 Pre-Funded Warrants approximates their fair value. The Black-Scholes option-pricing model was used to estimate the fair value of the Series E Common Warrants and the April 2025 PA Warrants with the following weighted-average assumptions:

Volatility	156.44%
Expected term in years	2.48
Dividend rate	—%
Risk-free interest rate	4.02%

Schedule of Warrants Outstanding to Purchase Common Stock
As of December 31, 2024, the Company had the following warrants outstanding to purchase common stock.

Number of Shares	Exercise Price per Share	Expiration Date
210	$243.10	August 2025
9	$464,100.00	February 2026
128,577	$31.11	March 2026
44,839	$17.00	April 2026
16	$43,548.05	May 2027
1	$0.01	July 2027
3	$94,970.33	April 2028
210	$243.10	February 2029
9,002	$38.8875	June 2029
128,577	$31.11	September 2029
44,839	$17.00	October 2029
3,140	$21.25	October 2029
As of September 30, 2025, the Company had the following warrants outstanding to purchase Common Stock:

Number of Shares	Exercise Price per Share	Expiration Date
1,388,888	$3.20	January 2026
9	$464,100.00	February 2026
128,577	$31.11	March 2026
44,839	$17.00	April 2026
1,388,888	$3.20	October 2026
16	$43,548.05	May 2027
1	$0.01	July 2027
3	$94,970.33	April 2028
210	$243.10	February 2029
9,002	$38.8875	June 2029
128,577	$31.11	September 2029
44,839	$17.00	October 2029
3,140	$21.25	October 2029
1,388,888	$3.20	April 2030
97,222	$4.50	April 2030